Deposits (Scheduled Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Deposits [Abstract]
2017	$ 108,620
2018	33,617
2019	7,749
2020	14,626
2021	7,697
Thereafter
Total	$ 172,309